Filed Pursuant to Rule 497(e)
Registration No. 333-17391; 811-07959
PIA BBB Bond Fund
Managed Account Completion Shares (MACS) (PBBBX)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS) (PMTGX)

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS) (PIAMX)

(Each a “Fund,” together, the “Funds”)

Supplement dated January 7, 2026 to the
Statement of Additional Information (“SAI”) dated March 31, 2025

Effective December 31, 2025, Joe Redwine has retired his position as an Independent Trustee of the Trust. All references to Mr. Redwine are removed from relevant sections of the SAI.

Please retain this Supplement with your Statement of Additional Information

Filed Pursuant to Rule 497(e)
Registration No. 333-17391; 811-07959

PIA High Yield Fund
Institutional Class (PHYSX)

(the “Fund”)

Supplement dated January 7, 2026 to the
Statement of Additional Information (“SAI”) dated March 31, 2025

Effective December 31, 2025, Joe Redwine has retired his position as an Independent Trustee of the Trust. All references to Mr. Redwine are removed from relevant sections of the SAI.

Please retain this Supplement with your Statement of Additional Information

Filed Pursuant to Rule 497(e)
Registration No. 333-17391; 811-07959

PIA Short-Term Securities Fund
Advisor Class (PIASX)

(the “Fund”)

Supplement dated January 7, 2026 to the
Statement of Additional Information (“SAI”) dated March 31, 2025

Effective December 31, 2025, Joe Redwine has retired his position as an Independent Trustee of the Trust. All references to Mr. Redwine are removed from relevant sections of the SAI.

Please retain this Supplement with your Statement of Additional Information